CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	¥ 289,610	¥ 354,437
Receivables held for sale	936,748	972,851
Credit card receivables	347,557	276,492
Total accounts receivable, receivables held for sale, credit card receivables and other receivables	1,922,284	1,867,479
Less: Allowance for doubtful accounts	(19,517)	(17,427)
Total accounts receivable, receivables held for sale, credit card receivables and other receivables, net	1,902,767	1,850,052
Inventories	153,388	153,876
Deferred tax assets	81,025	107,058
Total current assets	2,836,272	2,580,193
Property, plant and equipment:
Wireless telecommunications equipment	5,084,923	5,084,416
Buildings and structures	906,177	896,815
Tools, furniture and fixtures	441,513	468,800
Land	198,980	199,054
Construction in progress	204,413	190,261
Sub-total	6,836,006	6,839,346
Accumulated depreciation and amortization	(4,295,111)	(4,398,970)
Total property, plant and equipment, net	2,540,895	2,440,376
Non-current investments and other assets:
Investments in affiliates	373,758	411,395
Marketable securities and other investments	198,650	182,905
Intangible assets, net	608,776	615,013
Goodwill	230,971	243,695
Other assets	434,312	479,103
Deferred tax assets	229,440	261,434
Total non-current investments and other assets	2,075,907	2,193,545
Total assets	7,453,074	7,214,114
Current liabilities:
Current portion of long-term debt	60,217	200
Short-term borrowings	1,623	1,764
Accrued payroll	59,187	53,837
Accrued income taxes	105,997	165,332
Total current liabilities	1,275,056	1,219,819
Long-term liabilities:
Long-term debt (exclusive of current portion)	160,040	220,200
Accrued liabilities for point programs	94,639	75,182
Liability for employees' retirement benefits	193,985	201,604
Total long-term liabilities	593,930	634,969
Total liabilities	1,868,986	1,854,788
Redeemable noncontrolling interests	22,942	16,221
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 17,460,000,000 shares as of March 31, 2016 and 2017 Issued shares 3,958,543,000 shares as of March 31, 2016 3,899,563,000 shares as of March 31, 2017 Outstanding shares 3,760,616,750 shares as of March 31, 2016 3,704,585,533 shares as of March 31, 2017	949,680	949,680
Additional paid-in capital	326,621	330,482
Retained earnings	4,656,139	4,413,030
Accumulated other comprehensive income (loss)	24,631	14,888
Treasury stock 197,926,250 shares as of March 31, 2016 194,977,467 shares as of March 31, 2017	(426,442)	(405,832)
Total NTT DOCOMO, INC. shareholders' equity	5,530,629	5,302,248
Noncontrolling interests	30,517	40,857
Total equity	5,561,146	5,343,105
Commitments and contingencies
Total liabilities and equity	7,453,074	7,214,114
Third parties
Current assets:
Short-term investments	41,070	5,872
Accounts receivable	230,361	230,125
Other receivables	62,926	61,334
Prepaid expenses and other current assets	102,055	101,790
Non-current investments and other assets:
Other assets	426,797	468,895
Current liabilities:
Short-term borrowings	1,623	1,764
Accounts payable, trade	612,349	610,502
Other current liabilities	188,092	198,292
Long-term liabilities:
Other long-term liabilities	144,277	136,602
Related parties
Current assets:
Cash and cash equivalents	177,207
Short-term investments	260,000
Accounts receivable	8,776	6,915
Other receivables	335,916	319,762
Prepaid expenses and other current assets	6,357	7,108
Non-current investments and other assets:
Other assets	7,515	10,208
Current liabilities:
Accounts payable, trade	241,189	182,582
Other current liabilities	6,402	7,310
Long-term liabilities:
Other long-term liabilities	¥ 989	¥ 1,381